Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16 — SEGMENT REPORTING

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the “CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operation results by locations. Based on management’s assessment, the Company has determined that it has two operating segments, China and the United States and others.

The Company has identified the measure of segment profit or loss reviewed by the CODM as income (loss) from operations. The CODM uses this measure to evaluate segment performance and allocate resources. Significant segment expenses regularly provided to the CODM include cost of revenue, selling expenses, and general and administrative expenses, which are disclosed in the accompanying segment information. Other income and expenses are included in the measure of segment profit or loss reviewed by the CODM.

The following table presents the segment information for the years ended December 31, 2025, 2024 and 2023, respectively:

	For the Year Ended December 31, 2025
	China	United States and others	Total
Revenue	$16,358,524	$1,910,370	$18,268,894
Less:
Cost of revenue	8,805,577	1,245,314	10,050,891
Selling expenses	5,520,173	741,407	6,261,580
General and administrative expenses	1,246,282	2,597,266	3,843,548
Income (loss) from operations	786,492	(2,673,617)	(1,887,125)
Other (expense) income
Interest expense, net	(180,893)	(7,434)	(188,327)
Other (expense) income, net	(170,361)	1,042,328	871,967
Interest income from long term debt investments	427,823	1,037,357	1,465,180
Profit (loss) before income tax expense	863,061	(601,366)	261,695
Income tax expense	(74,155)	-	(74,155)
Net income (loss)	$788,906	$(601,366)	$187,540
Depreciation	$675,020	$214,702	$889,722
Capital expenditures	$3,354,829	$4,341	$3,359,170
	For the Year Ended December 31, 2024
	China	United States and others	Total
Revenue	$16,142,693	$2,084,844	$18,227,537
Less:
Cost of revenue	8,961,237	2,071,982	11,033,219
Selling expenses	3,929,035	828,244	4,757,279
General and administrative expenses	905,811	2,060,848	2,966,659
Income (loss) from operations	2,346,610	(2,876,230)	(529,620)
Other income (expense)
Interest (expense) income, net	(134,517)	83,589	(50,928)
Other income, net	9,445	678,047	687,492
Interest income from long term debt investment	-	723,945	723,945
Profit (loss) before income tax expense	2,221,538	(1,390,649)	830,889
Income tax expense	(74,604)	-	(74,604)
Net income (loss)	$2,146,934	$(1,390,649)	$756,285
Depreciation	$465,689	$358,180	$823,869
Capital expenditures	$578,126	$5,187	$583,313

	For the Year Ended December 31, 2023
	China	United States and others	Total
Revenue	$14,314,156	$2,938,506	$17,252,662
Less:
Cost of revenue	7,196,311	1,909,026	9,105,337
Selling expenses	4,089,650	793,308	4,882,958
General and administrative expenses	1,066,993	2,807,875	3,874,868
Income (loss) from operations	1,961,202	(2,571,703)	(610,501)
Other income (expense)
Interest (expense) income, net	(31,395)	66,900	35,505
Other (expense) income, net	(93,636)	287,061	193,425
Interest income from long term debt investment	-	534,575	534,575
Profit (loss) before income tax expense	1,836,171	(1,683,167)	153,004
Income tax expense	(119,416)	-	(119,416)
Net income (loss)	$1,716,755	$(1,683,167)	$33,588
Depreciation	$455,144	$376,676	$831,820
Capital expenditures	$686,885	$1,427,079	$2,113,964
	December 31, 2025	December 31, 2024
Total assets:
China	$38,750,490	$22,487,303
United States	43,235,301	19,288,531
Total assets	$81,985,791	$41,775,834

Total liabilities:
China	$22,771,550	$17,366,824
United States	3,003,309	5,983,564
Total liabilities	$25,774,859	$23,350,388